Defined Contribution Plan - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Defined Contribution plan recognized expenses	₩ 57,170	₩ 48,210	₩ 45,936